Stockholders' Equity (10K) (Details 4) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	106,495
Outstanding Options, Weighted Average Remaining Contractual Term	4 years 4 months 20 days
Outstanding Options, Weighted Average Exercise Price	$ 0.0224		$ 0.0273
Exercise Price Range, Number of Exercisable Options	69,757
Exercisable Options, Weighted Average Exercise Price	$ 0.04
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	0.01	$ 0
Exercise Price Range, Upper Range Limit	$ 0.02	$ 0.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	3,000	72,012
Outstanding Options, Weighted Average Remaining Contractual Term	6 years 2 months 23 days	4 years 2 months 5 days
Outstanding Options, Weighted Average Exercise Price	$ 0.02	$ 0.04
Exercise Price Range, Number of Exercisable Options	584	57,058
Exercisable Options, Weighted Average Exercise Price	$ 0.02	$ 0.05